Reclassifications	12 Months Ended
Dec. 31, 2023
Reclassifications
Reclassifications
37	Reclassifications

Certain comparative figures have been reclassified in order to conform to the current year’s presentation. The table below summarizes the significant reclassification for the line items affected in the consolidated statement of financial position and consolidated statement of comprehensive income:

	As previously reported	Reclassification	As reclassified
	USD	USD	USD

Consolidated statement of comprehensive income
Revenue	51,489,952	(7,390,342)	44,099,610
Cost of sales	(48,736,323)	5,154,360	(43,581,963)
General and administrative expenses	(66,521,060)	3,602,623	(62,918,437)
Selling and marketing costs	(18,148,235)	627,787	(17,520,448)
Provision for expected credit losses	(1,184,542)	311,100	(873,442)
Other income/ (expenses)	710,458	(161,635)	548,823
Finance income	253,892	(44,458)	209,434
Finance cost	(3,777,291)	110,648	(3,666,643)
Loss for the year from discontinued operations	(22,620,656)	(2,210,083)	(24,830,739)

The reclassifications in the consolidated statement of comprehensive income pertain to presenting the results of discontinued operations separately to conform to the current year’s presentation.